Basis of Presentation and General Information - Balance Sheet of additional VIE (Parentheticals) (Details) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Sep. 22, 2017
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized	1,800,000,000	1,800,000,000
Common stock shares issued	91,567,982	91,567,982
Drillship Alonissos Stock Trust
Common stock par value		$ 20
Common stock shares authorized		1,000
Common stock shares issued		1,000